14. Financial assets and liabilities (Details 7) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other loans and borrowings
Disclosure of financial liabilities [line items]
Non-current liabilities, beginning	$ 2,183,278	$ 0
Payments	(965,441)	0
Non-cash transactions	(1,549,281)	(62,440)
Disbursements	3,939,500	2,122,845
Other	1,595,974	122,873
Non-current liabilities, ending	5,204,030	2,183,278
Current liabilities, beginning	746,503	2,382,748
Payments	(1,129,668)	(2,319,705)
Non-cash transactions	(568,593)	(161,466)
Disbursements	435,478	717,989
Other	1,188,948	126,937
Current liabilities, ending	672,668	746,503
Borrowings from CAMMESA
Disclosure of financial liabilities [line items]
Non-current liabilities, beginning	1,558,485	2,367,279
Payments	0	0
Non-cash transactions	(502,927)	(898,276)
Disbursements	0	1,023,563
Other	(51,254)	(934,081)
Non-current liabilities, ending	1,004,304	1,558,485
Current liabilities, beginning	2,588,283	1,930,482
Payments	0	0
Non-cash transactions	(1,292,223)	(1,154,596)
Disbursements	0	0
Other	516,850	1,812,397
Current liabilities, ending	$ 1,812,910	$ 2,588,283